Significant subsidiaries - Schedule of Significant Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary (in percent)	100.00%
Argentina | Unilever de Argentina S.A.
Disclosure of subsidiaries [line items]
Country of Incorporation	Argentina
Name of subsidiary	Unilever de Argentina S.A.
Percentage interest in subsidiary (in percent)	100.00%
Australia | Unilever Australia Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Name of subsidiary	Unilever Australia Limited
Percentage interest in subsidiary (in percent)	100.00%
Bangladesh | Unilever Bangladesh Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	Bangladesh
Name of subsidiary	Unilever Bangladesh Limited
Percentage interest in subsidiary (in percent)	61.00%
Brazil | Unilever Brasil Ltda.
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil
Name of subsidiary	Unilever Brasil Ltda.
Percentage interest in subsidiary (in percent)	100.00%
Canada | Unilever Canada Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Name of subsidiary	Unilever Canada Inc.
Percentage interest in subsidiary (in percent)	100.00%
China | Unilever Services (Hefei) Co. Ltd
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Name of subsidiary	Unilever Services (Hefei) Co. Ltd
Percentage interest in subsidiary (in percent)	100.00%
China | Walls (China) Co. Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Name of subsidiary	Walls (China) Co. Limited
Percentage interest in subsidiary (in percent)	100.00%
England and Wales | Unilever UK & CN Holdings Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever UK & CN Holdings Limited
Percentage interest in subsidiary (in percent)	100.00%
England and Wales | Unilever Global IP Ltd
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever Global IP Ltd
Percentage interest in subsidiary (in percent)	100.00%
England and Wales | Unilever U.K. Holdings Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever U.K. Holdings Limited
Percentage interest in subsidiary (in percent)	100.00%
England and Wales | Unilever UK Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever UK Limited
Percentage interest in subsidiary (in percent)	100.00%
England and Wales | Unilever U.K. Central Resources Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever U.K. Central Resources Limited
Percentage interest in subsidiary (in percent)	100.00%
France | Unilever France S.A.S.
Disclosure of subsidiaries [line items]
Country of Incorporation	France
Name of subsidiary	Unilever France S.A.S.
Percentage interest in subsidiary (in percent)	100.00%
Germany | Unilever Deutschland Gmbh
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Unilever Deutschland Gmbh
Percentage interest in subsidiary (in percent)	100.00%
Germany | Unilever Deutschland Holding Gmbh
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Unilever Deutschland Holding Gmbh
Percentage interest in subsidiary (in percent)	100.00%
India | Hindustan Unilever Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Name of subsidiary	Hindustan Unilever Limited
Percentage interest in subsidiary (in percent)	62.00%
Indonesia | PT Unilever Indonesia Tbk
Disclosure of subsidiaries [line items]
Country of Incorporation	Indonesia
Name of subsidiary	PT Unilever Indonesia Tbk
Percentage interest in subsidiary (in percent)	85.00%
Italy | Unilever Italia Mkt Operations S.R.L.
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy
Name of subsidiary	Unilever Italia Mkt Operations S.R.L.
Percentage interest in subsidiary (in percent)	100.00%
Mexico | Unilever de Mexico, S.de R.l. de C.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Mexico
Name of subsidiary	Unilever de Mexico, S.de R.l. de C.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | Ekaterra B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Ekaterra B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | ekaterra Group Finance B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	ekaterra Group Finance B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | ekaterra Group IP Holdings B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	ekaterra Group IP Holdings B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | Mixhold B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Mixhold B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | Unilever Finance Netherlands B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Finance Netherlands B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | Unilever IP Holdings B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever IP Holdings B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | Unilever Nederland B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Nederland B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | Unilever Europe B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Europe B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | Unilever Nederland Services B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Nederland Services B.V.
Percentage interest in subsidiary (in percent)	100.00%
The Netherlands | UNUS Holding B.V.
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	UNUS Holding B.V.
Percentage interest in subsidiary (in percent)	100.00%
Pakistan | Unilever Pakistan Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	Pakistan
Name of subsidiary	Unilever Pakistan Limited
Percentage interest in subsidiary (in percent)	99.00%
Philippines | Unilever Philippines, Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	Philippines
Name of subsidiary	Unilever Philippines, Inc.
Percentage interest in subsidiary (in percent)	100.00%
Russia | OOO Unilever Rus
Disclosure of subsidiaries [line items]
Country of Incorporation	Russia
Name of subsidiary	OOO Unilever Rus
Percentage interest in subsidiary (in percent)	100.00%
Singapore | Unilever Asia Private Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	Singapore
Name of subsidiary	Unilever Asia Private Limited
Percentage interest in subsidiary (in percent)	100.00%
South Africa | Unilever South Africa (Pty) Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	South Africa
Name of subsidiary	Unilever South Africa (Pty) Limited
Percentage interest in subsidiary (in percent)	100.00%
Switzerland | Unilever Finance International AG
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Name of subsidiary	Unilever Finance International AG
Percentage interest in subsidiary (in percent)	100.00%
Thailand | Unilever Thai Trading Limited
Disclosure of subsidiaries [line items]
Country of Incorporation	Thailand
Name of subsidiary	Unilever Thai Trading Limited
Percentage interest in subsidiary (in percent)	100.00%
Turkey | Unilever Sanayi ve Ticaret Turk A.S
Disclosure of subsidiaries [line items]
Country of Incorporation	Turkey
Name of subsidiary	Unilever Sanayi ve Ticaret Turk A.S
Percentage interest in subsidiary (in percent)	100.00%
United States | Conopco, Inc
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Conopco, Inc
Percentage interest in subsidiary (in percent)	100.00%
United States | Unilever Capital Corporation
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Unilever Capital Corporation
Percentage interest in subsidiary (in percent)	100.00%
United States | Unilever North America Supply Chain Company LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Unilever North America Supply Chain Company LLC
Percentage interest in subsidiary (in percent)	100.00%
United States | Unilever United States, Inc
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Unilever United States, Inc
Percentage interest in subsidiary (in percent)	100.00%
United States | Ben & Jerry's Homemade, Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Ben & Jerry's Homemade, Inc.
Percentage interest in subsidiary (in percent)	100.00%
United States | Paula's Choice
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Name of subsidiary	Paula's Choice, Inc.
Percentage interest in subsidiary (in percent)	100.00%
Vietnam | Unilever Vietnam International Company Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Vietnam
Name of subsidiary	Unilever Vietnam International Company Limited
Percentage interest in subsidiary (in percent)	100.00%